Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest income (Note 14)
Loans	[1]	$ 4,449	$ 3,413	$ 3,042	$ 11,068	$ 9,047
Securities	[1]	884	666	516	2,179	1,614
Securities borrowed or purchased under resale agreements	[1]	308	120	75	506	244
Deposits with banks	[1]	159	47	27	234	99
Interest income	[1]	5,800	4,246	3,660	13,987	11,004
Interest expense (Note 14)
Deposits		2,123	949	618	3,710	2,039
Securities sold short		103	88	57	259	175
Securities lent or sold under repurchase agreements		252	73	40	379	166
Subordinated indebtedness		55	35	30	119	93
Other		31	13	22	64	52
Interest expense		2,564	1,158	767	4,531	2,525
Net interest income		3,236	3,088	2,893	9,456	8,479
Non-interest income
Underwriting and advisory fees		120	146	197	414	562
Deposit and payment fees		222	223	199	659	581
Credit fees		324	309	292	955	857
Card fees		98	102	108	335	335
Investment management and custodial fees		435	452	417	1,332	1,180
Mutual fund fees		430	449	452	1,358	1,303
Insurance fees, net of claims		94	83	93	271	271
Commissions on securities transactions		87	106	102	299	325
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		318	286	134	863	525
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		6	16	10	41	68
Foreign exchange other than trading (FXOTT)		76	68	79	217	226
Income from equity-accounted associates and joint ventures		11	14	12	38	44
Other		114	34	68	207	195
Non-interest income		2,335	2,288	2,163	6,989	6,472
Total revenue		5,571	5,376	5,056	16,445	14,951
Provision for (reversal of) credit losses (Note 6)		243	303	(99)	621	80
Non-interest expenses
Employee compensation and benefits		1,767	1,746	1,619	5,260	4,781
Occupancy costs		192	204	202	600	589
Computer, software and office equipment		606	563	504	1,699	1,478
Communications		90	93	76	263	242
Advertising and business development		90	80	55	233	150
Professional fees		76	84	78	231	182
Business and capital taxes		30	28	25	90	83
Other		332	316	359	944	895
Non-interest expenses		3,183	3,114	2,918	9,320	8,400
Income before income taxes		2,145	1,959	2,237	6,504	6,471
Income taxes		479	436	507	1,446	1,465
Net income		1,666	1,523	1,730	5,058	5,006
Net income attributable to non-controlling interests		6	5	5	16	13
Preferred shareholders and other equity instrument holders		46	47	30	134	111
Common shareholders		1,614	1,471	1,695	4,908	4,882
Net income attributable to equity shareholders		$ 1,660	$ 1,518	$ 1,725	$ 5,042	$ 4,993
Earnings per share (in dollars) (Note 12)
Basic	[2]	$ 1.79	$ 1.63	$ 1.88	$ 5.44	$ 5.44
Diluted	[2]	1.78	1.62	1.88	5.42	5.43
Dividends per common share (in dollars)	[2]	$ 0.83	$ 0.805	$ 0.73	$ 2.44	$ 2.19

[1]	Interest income included $5.2 billion for the quarter ended July 31, 2022 (April 30, 2022: $3.8 billion; July 31, 2021: $3.3 billion) and $12.4 billion for the nine months ended July 31, 2022 (July 31, 2021: $9.8 billion) calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.